Debt (Contractual Debt Obligations Outstanding) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
2013	$ 94
2014	1,852
2015	931
2016	1
2017	1
Total	$ 2,879